Cover	Aug. 14, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2020
Entity File Number	000-12104
Entity Registrant Name	IMMUNOMEDICS, INC.
Entity Central Index Key	0000722830
Entity Tax Identification Number	61-1009366
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 The American Road
Entity Address, City or Town	Morris Plains
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07950
City Area Code	973
Local Phone Number	605-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	IMMU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false